Insurance Receivable and Impairment (Tables)	12 Months Ended
Dec. 31, 2020
Loss Contingency [Abstract]
Schedule of Insurance Receivable on Fleet

Insurance receivable recorded on the Company’s owned fleet related to this insolvent customer are as follows:

Estimated unrecovered containers, net of insurance deductible	$409
Recovery costs	1,383
Insurance receivable related to this insolvent customer as of December 31, 2019	1,792
Recovery costs	314
Insurance receivable related to this insolvent customer as of December 31, 2020	$2,106